Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 14: LONG-TERM DEBT

Note payable to a business, which is in dispute, as terms of the contract were not followed by lender and is being presented as due on demand and bearing no interest until a future settlement is reached, unsecured. As of September 30, 2021 $300,000 long term debt.

NOTE 15: LONG-TERM DEBT

Long-term debt consists of the following as of December 31:

	2020	2019
Note Payable to a business, which is in dispute, as terms of contract were not followed by lender and is being presented as due on demand and bearing no interest until a future settlement is reached, unsecured.	$300,000	$300,000

Note Payable to a business, which is in dispute, as terms of contract were not followed by lender and is being presented as due on demand and bearing no interest until a future settlement is reached, unsecured.	-	600,000

Total Long-term debt	300,000	900,000
Less: current maturities	(300,000)	(900,000)
Long-Tem Debt	$-	$-